September 9, 2011




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Deferred Variable Annuity Account (811-04961)

Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Deferred Variable Annuity Account, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2011 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the semiannual report mailing.

	We incorporate by reference the following semiannual reports for the underlying funds:

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-11-001154
		Date of Filing:  08/19/2011

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-11-001155
		Date of Filing:  08/19/2011

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-11-000085
		Date of Filing:  08/26/2011


If you have any questions regarding this filing, please contact me at
(425) 256-5026.

					Sincerely,


					/s/Jacqueline M. Veneziani
					---------------------------
					Jacqueline M. Veneziani
					Vice President and
					Associate General Counsel